Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventory [Line Items]
Finished goods	¥ 183,325	¥ 229,473
Materials and supplies	2,950	2,653
Total	¥ 186,275	¥ 232,126